INCOME TAX (CREDIT)/EXPENSE (Schedule of Loss Profit Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	$ (39,875)	$ (42,140)	$ 22,943
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	(35,821)	(23,787)	18,232
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	4,809	5,241	5,378
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	$ (8,863)	$ (23,594)	$ (667)